Federated Hermes Global Total Return Bond Fund
Portfolio of Investments
February 29, 2024 (unaudited)
Foreign Currency Par Amount, Principal Amount, Shares or Contracts		Value in U.S. Dollars
	BONDS—61.8%
	AUSTRALIAN DOLLAR—0.3%
	Sovereign—0.3%
100,000	Australia, Government of, Sr. Unsecd. Note, Series 160, 1.000%, 12/21/2030	$ 53,657
	BRAZILIAN REAL—1.6%
	Sovereign—1.6%
400,000	Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	81,626
1,000,000	Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2029	201,207
	TOTAL	282,833
	BRITISH POUND—4.4%
	Sovereign—4.4%
200,000	United Kingdom, Government of, 2.750%, 9/7/2024	249,803
127,000	United Kingdom, Government of, 3.250%, 1/22/2044	133,557
50,000	United Kingdom, Government of, 4.250%, 12/7/2027	63,387
50,000	United Kingdom, Government of, Bond, 4.250%, 3/7/2036	63,305
100,000	United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	113,623
190,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	135,533
	TOTAL	759,208
	CANADIAN DOLLAR—3.1%
	Sovereign—3.1%
80,000	Canada, Government of, 4.000%, 6/1/2041	62,999
250,000	Canada, Government of, 5.750%, 6/1/2033	216,562
310,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	252,673
	TOTAL	532,234
	CHINESE YUAN RENMINBI—9.0%
	Sovereign—9.0%
5,200,000	China, Government of, Series 1916, 3.120%, 12/5/2026	744,148
2,600,000	China, Government of, Sr. Unsecd. Note, Series 1827, 3.250%, 11/22/2028	377,836
3,100,000	China, Government of, Unsecd. Note, Series INBK, 2.690%, 8/15/2032	439,898
	TOTAL	1,561,882
	DANISH KRONE—0.0%
	Mortgage Banks—0.0%
63,646	Realkredit Danmark A/S, Series 23D, 5.000%, 7/1/2035	9,337
	EURO—26.3%
	Banking—2.4%
100,000	BNP Paribas SA, Sub., Series EMTN, 2.500%, 3/31/2032	101,546
100,000	Societe Generale SA, Sub., Series EMTN, 1.000%, 11/24/2030	101,677
210,000	UniCredit SpA, Sub., 2.731%, 1/15/2032	213,618
	TOTAL	416,841
	Consumer Products—2.2%
370,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	383,692
	Oil & Gas—1.2%
200,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series EMTN, 3.750%, 4/16/2026	200,951
	Sovereign—20.5%
240,000	Austria, Government of, Sr. Unsecd. Note, 0.750%, 10/20/2026	245,722

Foreign Currency Par Amount, Principal Amount, Shares or Contracts		Value in U.S. Dollars
	BONDS—continued
	EURO—continued
	Sovereign—continued
120,000	Belgium, Government of, Series 44, 5.000%, 3/28/2035	$ 153,796
280,000	France, Government of, Bond, 4.500%, 4/25/2041	355,036
75,000	France, Government of, O.A.T., 5.500%, 4/25/2029	91,614
90,000	France, Government of, Unsecd. Note, 2.000%, 5/25/2048	76,752
100,000	France, Government of, Unsecd. Note, 2.500%, 5/25/2030	106,760
400,000	Germany, Government of, 0.250%, 2/15/2027	403,506
190,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	248,460
230,000	Germany, Government of, Unsecd. Deb., 0.500%, 2/15/2028	230,317
70,000	Germany, Government of, Unsecd. Note, 1.000%, 5/15/2038	61,823
80,000	Germany, Government of, Unsecd. Note, 3.250%, 7/4/2042	94,727
220,000	Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	206,014
210,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	240,655
300,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	320,792
40,000	Portugal, Government of, Sr. Unsecd. Note, 0.900%, 10/12/2035	33,799
480,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	487,373
200,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	214,777
	TOTAL	3,571,923
	TOTAL EURO	4,573,407
	INDONESIAN RUPIAH—0.5%
	Sovereign—0.5%
1,300,000,000	Indonesia, Government of, Sr. Unsecd. Note, Series FR68, 8.375%, 3/15/2034	93,322
	JAPANESE YEN—3.9%
	Sovereign—3.9%
30,000,000	Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	217,864
66,500,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	461,051
	TOTAL	678,915
	MEXICAN PESO—4.0%
	Sovereign—4.0%
12,800,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	693,281
	NEW ZEALAND DOLLAR—1.4%
	Sovereign—1.4%
400,000	New Zealand, Government of, Unsecd. Note, Series 0530, 4.500%, 5/15/2030	242,387
	POLISH ZLOTY—0.7%
	Sovereign—0.7%
500,000	Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	118,106
	SWEDISH KRONA—0.4%
	Sovereign—0.4%
750,000	Sweden, Government of, Series 1059, 1.000%, 11/12/2026	69,021
	U.S. DOLLAR—6.2%
	Oil & Gas—1.6%
$ 300,000	Korea National Oil Corp., Sr. Unsecd. Note, 144A, 2.125%, 4/18/2027	274,062
	Telecommunications & Cellular—1.5%
280,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 3.625%, 4/22/2029	260,723
	Utilities—3.1%
300,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	297,371

Foreign Currency Par Amount, Principal Amount, Shares or Contracts			Value in U.S. Dollars
		BONDS—continued
		U.S. DOLLAR—continued
		Utilities—continued
$ 250,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	$ 245,352
		TOTAL	542,723
		TOTAL U.S. DOLLAR	1,077,508
		TOTAL BONDS (IDENTIFIED COST $12,652,390)	10,745,098
		U.S. TREASURIES—16.1%
350,000		United States Treasury Bond, 2.875%, 5/15/2043	275,352
650,000		United States Treasury Bond, 2.875%, 11/15/2046	497,047
430,000		United States Treasury Bond, 3.250%, 5/15/2042	361,603
420,000		United States Treasury Bond, 4.500%, 2/15/2036	434,438
650,000	[1]	United States Treasury Note, 0.750%, 8/31/2026	592,854
630,000		United States Treasury Note, 1.500%, 2/15/2025	608,768
30,000	[1]	United States Treasury Note, 2.875%, 8/15/2028	28,270
		TOTAL U.S. TREASURIES (IDENTIFIED COST $3,152,366)	2,798,332
		EXCHANGE-TRADED FUND—4.3%
7,000		iShares iBoxx $ Investment Grade Corporate Bond Fund (IDENTIFIED COST $769,875)	753,620
		PURCHASED CALL OPTIONS—0.1%
		Foreign Currency—0.1%
600,000		NZD CALL/USD PUT, BNP Paribas, Notional Amount $600,000, Exercise Price $0.615, Expiration Date 3/7/2024	1,770
900,000		USD CALL/CHF PUT, BNP Paribas, Notional Amount $900,000, Exercise Price $0.866, Expiration Date 4/12/2024	17,244
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $6,648)	19,014
		PURCHASED PUT OPTIONS—0.0%
		Foreign Currency—0.0%
400,000		CHF PUT/JPY CALL, JP Morgan, Notional Amount $400,000, Exercise Price $170.8, Expiration Date 2/29/2024	3,321
35,000		CHF PUT/JPY CALL, UBS, Notional Amount $35,000, Exercise Price $160, Expiration Date 7/5/2024	175
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $1,888)	3,496
		INVESTMENT COMPANIES—18.2%
85,633		Emerging Markets Core Fund	710,750
270,879		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.38%[2]	270,933
241,488		Mortgage Core Fund	1,982,619
22,152		Project and Trade Finance Core Fund	195,380
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $3,516,216)	3,159,682
		TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $20,099,383)	$17,479,242
		OTHER ASSETS AND LIABILITIES - NET—(0.5%)[3]	(79,609)
		TOTAL NET ASSETS—100%	$17,399,633

At February 29, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
Long Gilt Long Futures	1	GBP 123,819	June 2024	$554
United States Treasury Notes 2 Year Long Futures	4	$819,000	June 2024	$454
United States Treasury Notes 10 Year Ultra Long Futures	2	$228,344	June 2024	$165
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,173
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,132,851 and $92,867, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $2,533 and $7,643, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of written call options held by the Fund throughout the period was $418. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 29, 2024, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/4/2024	Bank of America	400,000 CHF	68,164,400 JPY	$(2,456)
3/21/2024	Bank of America	350,000 EUR	$375,936	$2,680
3/21/2024	Barclays	320,000,000 KRW	$247,108	$(6,523)
3/21/2024	BNP Paribas	$170,000	24,657,613 JPY	$4,966
3/21/2024	Citibank	4,670,000 THB	$134,290	$(3,852)
3/21/2024	Citibank	$129,000	513,715 PLN	$383
3/21/2024	HSBC	1,800,000 CNY	$254,889	$(4,059)
3/21/2024	JPMorgan	350,000 CHF	59,673,866 JPY	$(2,700)
3/21/2024	JPMorgan	262,935 EUR	42,047,933 JPY	$3,005
3/21/2024	JPMorgan	160,000 EUR	25,510,920 JPY	$2,336
3/21/2024	JPMorgan	130,000 GBP	$164,195	$(74)
3/21/2024	Morgan Stanley	1,145,000 BRL	$232,431	$(2,615)
3/21/2024	Morgan Stanley	500,000 EUR	79,543,495 JPY	$8,494
3/21/2024	Morgan Stanley	350,000 EUR	$375,307	$3,308
3/21/2024	Morgan Stanley	40,000 GBP	$50,414	$84
3/21/2024	Morgan Stanley	$815,000	14,284,617 MXN	$(20,198)
4/16/2024	JPMorgan	$100,000	87,815 CHF	$173
4/23/2024	Bank of America	38,895 AUD	$25,697	$(371)
4/23/2024	Bank of America	38,354 AUD	$25,392	$(419)
4/23/2024	Bank of America	32,076 AUD	$20,920	$(35)
4/23/2024	Bank of America	23,202 CHF	$26,946	$(549)
4/23/2024	Bank of America	22,778 CHF	$26,647	$(733)
4/23/2024	Bank of America	125,439 EUR	$136,225	$(337)
4/23/2024	Bank of America	43,879 GBP	$55,974	$(567)
4/23/2024	Bank of America	44,237 GBP	$55,676	$183
4/23/2024	Bank of America	36,738 GBP	$46,501	$(110)
4/23/2024	Bank of America	10,653,221 JPY	$71,573	$124
4/23/2024	Bank of America	8,890,678 JPY	$59,828	$7
4/23/2024	Bank of America	823,756 MXN	$47,780	$119
4/23/2024	BNP Paribas	38,627 AUD	$25,251	$(100)
4/23/2024	BNP Paribas	79,164 CAD	$58,794	$(415)
4/23/2024	BNP Paribas	77,938 CAD	$58,120	$(645)
4/23/2024	BNP Paribas	64,974 CAD	$47,932	$(17)

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
4/23/2024	BNP Paribas	23,116 CHF	$26,415	$(116)
4/23/2024	BNP Paribas	150,441 EUR	$164,165	$(1,193)
4/23/2024	BNY Mellon	19,276 CHF	$22,040	$(109)
4/23/2024	Citibank	152,123 EUR	$166,111	$(1,317)
4/23/2024	Citibank	44,661 GBP	$56,628	$(233)
4/23/2024	Citibank	$150,000	128,304 CHF	$4,027
4/23/2024	Credit Agricole	10,677,250 JPY	$73,091	$(1,233)
4/23/2024	Morgan Stanley	151,114 EUR	$163,149	$552
4/23/2024	Morgan Stanley	841,769 MXN	$48,380	$567
4/23/2024	Morgan Stanley	832,398 MXN	$47,884	$518
4/23/2024	Morgan Stanley	690,131 MXN	$40,093	$36
4/23/2024	State Street	77,876 CAD	$57,801	$(372)
4/23/2024	State Street	10,521,641 JPY	$72,162	$(1,351)
Contracts Sold:
3/4/2024	JPMorgan	400,000 CHF	68,320,000 JPY	$3,495
3/21/2024	Barclays	1,145,000 BRL	$229,427	$(389)
3/21/2024	Barclays	102,935 EUR	15,882,091 JPY	$(5,052)
3/21/2024	Barclays	700,000 EUR	$767,853	$10,622
3/21/2024	Barclays	100,000 GBP	$126,798	$552
3/21/2024	BNP Paribas	1,800,000 CNY	$254,162	$3,332
3/21/2024	BNY Mellon	200,000 EUR	$216,579	$227
3/21/2024	Citibank	500,000 CHF	84,991,150 JPY	$2,136
3/21/2024	Credit Agricole	130,000 EUR	2,500,208 MXN	$5,554
3/21/2024	JPMorgan	200,000 EUR	31,750,526 JPY	$(3,845)
3/21/2024	JPMorgan	500,000 EUR	$542,869	$1,990
3/21/2024	JPMorgan	300,000 EUR	$323,785	$(743)
3/21/2024	JPMorgan	130,000 GBP	$164,530	$409
3/21/2024	JPMorgan	$170,000	24,942,358 JPY	$(3,060)
3/21/2024	Morgan Stanley	350,000 CHF	59,469,344 JPY	$1,331
3/21/2024	Morgan Stanley	160,000 EUR	25,198,803 JPY	$(4,425)
3/21/2024	Morgan Stanley	$150,000	128,832 CHF	$(3,979)
3/21/2024	Morgan Stanley	$1,690,000	237,687,515 JPY	$(99,154)
4/16/2024	Citibank	$100,000	88,145 CHF	$202
4/16/2024	Credit Agricole	$280,000	237,708 CHF	$(9,776)
4/16/2024	State Street	$300,000	262,234 CHF	$(1,895)
4/23/2024	Bank of America	77,876 CAD	$57,636	$207
4/23/2024	Bank of America	23,116 CHF	$26,386	$87
4/23/2024	Bank of America	44,661 GBP	$56,934	$539
4/23/2024	Bank of America	10,653,221 JPY	$71,680	$(17)
4/23/2024	Bank of America	841,769 MXN	$48,243	$(704)
4/23/2024	Bank of America	823,756 MXN	$47,790	$(110)
4/23/2024	BNP Paribas	77,938 CAD	$58,165	$691
4/23/2024	BNP Paribas	152,123 EUR	$166,473	$1,679
4/23/2024	BNP Paribas	151,114 EUR	$163,748	$47
4/23/2024	BNY Mellon	38,627 AUD	$25,355	$204
4/23/2024	Citibank	79,164 CAD	$58,869	$491
4/23/2024	Citibank	22,778 CHF	$26,640	$725
4/23/2024	Citibank	$150,000	128,271 CHF	$(4,065)
4/23/2024	Goldman Sachs	10,677,250 JPY	$73,527	$1,669
4/23/2024	JPMorgan	64,152 AUD	$42,064	$293
4/23/2024	JPMorgan	129,947 CAD	$96,335	$507
4/23/2024	JPMorgan	38,552 CHF	$43,988	$126

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
4/23/2024	JPMorgan	250,879 EUR	$271,850	$75
4/23/2024	JPMorgan	73,477 GBP	$92,796	$15
4/23/2024	JPMorgan	832,398 MXN	$48,046	$(356)
4/23/2024	Morgan Stanley	38,895 AUD	$25,732	$406
4/23/2024	Morgan Stanley	38,354 AUD	$25,214	$240
4/23/2024	Morgan Stanley	23,202 CHF	$27,118	$721
4/23/2024	Morgan Stanley	150,441 EUR	$163,285	$313
4/23/2024	Morgan Stanley	43,879 GBP	$55,708	$301
4/23/2024	Morgan Stanley	44,237 GBP	$55,854	$(5)
4/23/2024	Morgan Stanley	10,521,641 JPY	$72,090	$1,279
4/23/2024	Morgan Stanley	17,781,356 JPY	$119,188	$(481)
4/23/2024	Morgan Stanley	1,380,261 MXN	$79,870	$(389)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(119,117)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $133,681 and $95,365, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $250,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 29, 2024, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Project and Trade Finance Core Fund	Emerging Markets Core Fund	Mortgage Core Fund	Total of Affiliated Transactions
Value as of 11/30/2023	$322,557	$319,521	$8,934	$2,074,674	$2,725,686
Purchases at Cost	$1,791,518	$5,053	$700,624	$180,988	$2,678,183
Proceeds from Sales	$(1,843,138)	$(130,000)	$—	$(300,000)	$(2,273,138)
Change in Unrealized Appreciation/Depreciation	$(38)	$17,215	$1,192	$42,646	$61,015
Net Realized Gain/(Loss)	$34	$(16,409)	$—	$(15,689)	$(32,064)
Value as of 2/29/2024	$270,933	$195,380	$710,750	$1,982,619	$3,159,682
Shares Held as of 2/29/2024	270,879	22,152	85,633	241,488	620,152
Dividend Income	$2,024	$5,020	$624	$22,990	$30,658

1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures or swap contracts.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.

■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$1,050,715	$9,694,383	$—	$10,745,098
U.S. Treasuries	—	2,798,332	—	2,798,332
Exchange-Traded Fund	753,620	—	—	753,620
Purchased Call Options	19,014	—	—	19,014
Purchased Put Options	3,496	—	—	3,496
Investment Companies[1]	2,964,302	—	—	3,159,682
TOTAL SECURITIES	$4,791,147	$12,492,715	$—	$17,479,242
Other Financial Instruments:
Assets
Futures Contracts	$1,173	$—	$—	$1,173
Foreign Exchange Contracts	—	72,027	—	72,027
Liabilities
Foreign Exchange Contracts	—	(191,144)	—	(191,144)
TOTAL OTHER FINANCIAL INSTRUMENTS	$1,173	$(119,117)	$—	$(117,944)

1
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $195,380 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Core Trust III, may be determined as of the closing NAV of the fund up to 24 days after receipt of a shareholder redemption request. The investment objective of PTCORE, is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—Chinese Yuan Renminbi
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NZD	—New Zealand Dollar
PLN	—Polish Zloty
THB	—Thai Baht
USD	—United States Dollar